ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2024	2023
Current:
Accounts payable		$2,154	$2,253
Accrued liabilities		1,808	1,726
Deferred revenue	(i)	581	490
Lease liabilities		610	429
Provisions(1)		233	159
Loans and notes payable		109	96
Other liabilities		263	249
Total current		$5,758	$5,402

Non-current:
Lease liabilities		$4,508	$3,197
Deferred revenue	(i)	425	462
Accrued liabilities		213	192
Provisions(1)		573	458
Pension liabilities		26	36
Loans and notes payable		33	37
Other liabilities		431	371
Total non-current		$6,209	$4,753

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Canadian natural gas gathering and processing operation and our Indian telecom tower operation.

Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 36, Financial Risk Management.

(i)Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties for future natural gas and electricity connections at our U.K. regulated distribution operation, advance customer payments for container leases at our global intermodal logistics operation, to build or upgrade existing network capabilities at our Australian rail operation, for future servicing of customer contracts and protection plans at our North American and European residential decarbonization infrastructure operation, for future servicing of our customers contracts at our U.S. colocation data center operation and to build or upgrade existing networks at our U.K. wireless infrastructure operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the connections arrangements, container lease agreements, contracted track access, contract plans or networks.